Summary of Significant Accounting Policies (Accounting Policies and GE Capital Exit Plan) (Details) - USD ($) $ in Millions		3 Months Ended		12 Months Ended	24 Months Ended
	Apr. 10, 2015	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Apr. 10, 2017
Accounting Policies [Abstract]
Percentage of LIFO Inventory		34.00%		40.00%
Unrecognized Tax Benefits		$ 6,557		$ 6,778
Debt Issuance Costs				674
Restructuring
Earnings (loss) from discontinued operations, net of taxes		(308)	$ (8,936)
Dividends preferred stock total		289
Deconsolidation, Gain (Loss), Amount		123
Increase in exposure to nonconsolidated VIE		6,110
Discontinued operations
Restructuring
Earnings (loss) from discontinued operations, net of taxes		(308)	(8,936)
Discontinued operations | Consumer
Restructuring
Earnings (loss) from discontinued operations, net of taxes		9	(2,697)
Discontinued operations | Real Estate business
Restructuring
Earnings (loss) from discontinued operations, net of taxes		(48)	(2,283)
Discontinued operations | CLL
Restructuring
Earnings (loss) from discontinued operations, net of taxes		(245)	$ (4,037)
GE Capital Exit Plan
Restructuring
Restructuring and related activities initiation date	Apr. 10, 2015
Restructuring and related activities completion date					Apr. 10, 2017
Total after-tax charges related to the GE Capital Exit Plan		22,630
GE Capital Exit Plan | Discontinued operations | CLL
Restructuring
Earnings (loss) from discontinued operations, net of taxes		255
GE Capital Exit Plan | After Tax Charges
Restructuring
Restructuring and other charges		600		56
GE Capital Exit Plan | After Tax Charges | Discontinued operations
Restructuring
Restructuring and other charges		258		4
GE Capital Exit Plan | After Tax Charges | Continuing operations
Restructuring
Restructuring and other charges		$ 342		$ 52